SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 49,617	¥ 40,032
Provided	3,818	5,876
Balance at end of the period	¥ 53,435	¥ 45,908